Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Schedule of Revenues
	Six Months Ended June 30,
	2025	2026
	RMB	RMB	USD
Vocational education services	17,235	22,941	3,368
Employee management services	847,790	1,884,238	276,651
HR recruitment services	9,123	17,669	2,594
Market Services	39,185	37,050	5,440
Total	913,333	1,961,898	288,053